Annual Fund Operating Expenses - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2025
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.65%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.15%
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.65%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.15%
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%